Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 12 – EMPLOYEE BENEFIT PLANS

401(k) Plan: The Bank maintains a defined contribution 401(k) plan for all employees. Employees must be 21 years of age to participate in the plan. As of February 1, 2010, employees are eligible to enter the 401(k) Plan during the first quarter following one year of employment. Prior to February 1, 2010, there was no minimum service requirement to enter the 401(k) Plan. Basic contributions may be made by the Bank in the range of 1% to 6% of employee compensation. Voluntary participant contributions may be made in the range of 1% to 75% of employee compensation. The employer will make matching employer contributions equal to 25% of the participant’s voluntary contributions on the first 6% of the participant’s voluntary contributions. Employee contributions are 100% vested. Employer basic and matching contributions are vested over 5 years. Employer basic and matching contributions totaled approximately $52 and $52 for the years ended December 31, 2012 and 2011.

Supplemental Employee Retirement Plan: Effective August 1, 2002, a supplemental retirement plan covers selective officers. The Bank is recording an expense equal to the projected present value of payments due at retirement based on the projected remaining years of service. The obligation under the plans was approximately $2,162 and $1,958 for the years ended December 31, 2012 and 2011 and is included in other liabilities in the consolidated balance sheets. The expense attributable to the plan, included in salaries and employee benefits, was approximately $288 and $292 for the years ended December 31, 2012 and 2011.

Split-Dollar Life Insurance Plans: Effective January 1, 2003, life insurance plans were provided for certain officers on a split-dollar basis. The officer’s designated beneficiary(s) is entitled to a percentage of the death proceeds from the split-dollar policies. The Bank is entitled to the remainder of the death proceeds less any loans on the policies and unpaid interest or cash withdrawals previously incurred by the Bank. The cash surrender value of these life insurance policies related to the Bank’s supplemental employee retirement plan totaled $11,263 and $10,876 at December 31, 2012 and 2011. The Bank is the owner of the split-dollar policies.